Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 9,462	$ 8,866
Accounts receivable—trade, net	271,529	368,033
Inventories	46,829	85,330
Other	27,546	72,994
Total current assets	355,366	535,223
FIXED ASSETS, at cost	1,899,058	1,327,974
Less: Accumulated depreciation	(268,057)	(199,230)
Net fixed assets	1,631,001	1,128,744
NET INVESTMENT IN DIRECT FINANCING LEASES, net of unearned income	145,959	151,903
EQUITY INVESTEES	628,780	620,247
INTANGIBLE ASSETS, net of amortization	82,931	62,928
GOODWILL	325,046	325,046
OTHER ASSETS, net of amortization	61,291	38,111
TOTAL ASSETS	3,230,374	2,862,202
CURRENT LIABILITIES:
Accounts payable—trade	245,405	316,204
Accrued liabilities	117,740	130,349
Total current liabilities	363,145	446,553
SENIOR SECURED CREDIT FACILITY	550,400	582,800
SENIOR UNSECURED NOTES	1,050,639	700,772
DEFERRED TAX LIABILITIES	18,754	15,944
OTHER LONG-TERM LIABILITIES	$ 18,233	$ 18,396
COMMITMENTS AND CONTINGENCIES (Note 19)
PARTNERS’ CAPITAL:
Common unitholders, 95,029,218 and 88,690,985 units issued and outstanding at December 31, 2014 and 2013, respectively	$ 1,229,203	$ 1,097,737
TOTAL LIABILITIES AND PARTNERS’ CAPITAL	$ 3,230,374	$ 2,862,202